Investments and Restricted Cash and Investments	12 Months Ended
Dec. 31, 2015
MidAmerican Energy Company [Member]
Investments, Including Equity Method And Restricted Cash And Investments [Line Items]
Investments, including equity method and restricted cash and investments [Text Block]
Investments and Restricted Cash and Investments

Investments and restricted cash and investments consists of the following amounts as of December 31 (in millions):

	2015	2014

Nuclear decommissioning trust	$429	$424
Rabbi trusts	175	175
Auction rate securities	26	26
Other	4	—
Total	$634	$625

MidAmerican Energy has established a trust for the investment of funds for decommissioning the Quad Cities Station. These investments in debt and equity securities are classified as available-for-sale and are reported at fair value. Funds are invested in the trust in accordance with applicable federal and state investment guidelines and are restricted for use as reimbursement for costs of decommissioning the Quad Cities Station, which is currently licensed for operation until December 2032. As of December 31, 2015 and 2014, the fair value of the trust's funds was invested as follows: 56% and 56%, respectively, in domestic common equity securities, 31% and 32%, respectively, in United States government securities, 9% and 9%, respectively, in domestic corporate debt securities and 4% and 3%, respectively, in other securities.

Rabbi trusts primarily hold corporate-owned life insurance on certain current and former key executives and directors. The Rabbi trusts were established to hold investments used to fund the obligations of various nonqualified executive and director compensation plans and to pay the costs of the trusts. The amount represents the cash surrender value of all of the policies included in the Rabbi trusts, net of amounts borrowed against the cash surrender value. Changes in the cash surrender value of the policies are reflected in other income and (expense) - other, net on the Statements of Operation.

MidAmerican Energy has investments in interest bearing auction rate securities with a par value of $35 million as of December 31, 2015 and 2014, and remaining maturities of 2 to 20 years. MidAmerican Energy considers the securities to be temporarily impaired, except for an other-than-temporary impairment of $3 million, after-tax, recorded in 2008, and has recorded unrealized losses on the securities of $3 million and $3 million, after tax, in AOCI as of December 31, 2015 and 2014, respectively. MidAmerican Energy does not intend to sell or expect to be required to sell the securities until the remaining principal investment is collected.